Income taxes	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three and six months ended June 30, 2019 and June 30, 2018, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Provision for income taxes	$12,456	$9,212	$24,496	$19,862
Tax impact of restructuring and other items	—	(1,453)	—	(1,453)
Provision for income taxes	$12,456	$7,759	$24,496	$18,409

As at June 30, 2019 the Company maintains a $23.3 million liability (December 31, 2018: $22.5 million) for unrecognized tax benefit, which is comprised of $22.2 million (December 31, 2018: $21.4 million) related to items generating unrecognized tax benefits and $1.1 million (December 31, 2018: $1.1 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.
The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2014 through 2018 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.